ASSETS HELD FOR SALE - Narrative (Details) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Apr. 30, 2021 USD ($) MW	Mar. 31, 2021	Jun. 30, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Ownership interest		6.00%
Proceeds, net of transaction costs			$ 465
Proportion of voting rights held	100.00%
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Economic interest held	20.00%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Economic interest held	100.00%
Brookfield Renewable And Institutional Partners
Disclosure of detailed information about property, plant and equipment [line items]
Ownership interest		23.00%
391 MW Portfolio, United States
Disclosure of detailed information about property, plant and equipment [line items]
Ownership interest	100.00%
Wind power capacity (in MW) | MW	391
Proceeds, net of transaction costs	$ 161
391 MW Portfolio, United States | Brookfield Renewable And Institutional Partners
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds, net of transaction costs	$ 365